Related Parties (Details) - Schedule of Rights and Obligations - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	S/ 89
Accounts payable		5
Total accounts receivable	1,973	1,858
Total accounts payable	516	2,686
Inversiones ASPI S.A. [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	89
Accounts payable		5
Fosfatos del Pacífico S.A. [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	1,413	1,123
Accounts payable	305	461
Compañía Minera Ares S.A.C. [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	315	564
Accounts payable	211	2,220
Fossal S.A.A. [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	52	75
Accounts payable
Other [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	104	96
Accounts payable
Other related parties [Member]
Related Parties (Details) - Schedule of Rights and Obligations [Line Items]
Accounts receivable	1,884	1,858
Accounts payable	S/ 516	S/ 2,681